Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events	10. Subsequent Events The Company considered subsequent events through November 7, 2019, the date the condensed consolidated financial statements were available to be issued.

(9)	Subsequent Events
Constellation Alpha Merger
On March 15, 2019, Constellation Alpha Capital Corp. (NASDAQ: CNAC) (Constellation), a special purpose acquisition company, announced that it has executed a non-binding
Letter of Intent to merge with DermTech, Inc. Under the terms of the proposed transaction, it is anticipated that the Company will merge into a wholly-owned subsidiary of Constellation in exchange for shares of Constellation common stock. It is expected that the Company stockholders will own a majority of the combined company’s shares following the merger, but final ownership percentages will depend on the amount of redemptions by Constellation stockholders and the size of the anticipated private placement, if any. It is expected that the definitive agreement will contain a minimum cash closing condition of $15 million. The consummation of the transaction is contingent on, among other things, Constellation completing its legal and financial due diligence of the Company and the parties negotiating and entering into a legally binding definitive agreement. A definitive agreement with respect to the transaction, if entered into, will provide that the closing of the transaction is subject to approval by Constellation’s stockholders and the satisfaction of other closing conditions.
The Company considered subsequent events through April 22, 2019, the date the financial statements were available to be issued, except for the consummation of the
business combination and reverse stock split
 as
discussed below.
On August 29, 2019, DermTech, Inc., formerly known as Constellation Alpha Capital Corp, and DermTech Operations, Inc., formerly known as DermTech, Inc., (“DermTech Operations”), consummated the transactions contemplated by the Agreement and Plan of Merger, dated as of May 29, 2019, by and among the Company, DT Merger Sub, Inc., a wholly owned subsidiary of the Company (“Merger Sub”), and DermTech Operations. We refer to this agreement, as amended by that certain First Amendment to Agreement and Plan of Merger dated as of August 1, 2019, as the Merger Agreement. Pursuant to the Merger Agreement, Merger Sub merged with and into DermTech Operations, with DermTech Operations surviving as a wholly-owned subsidiary of the Company.
The Company
refer
s
to this transaction as the Business Combination. In connection with and two days prior to the completion of the Business Combination, the Company domesticated from the British Virgin Islands to Delaware. DermTech Operations changed its name from DermTech, Inc. to DermTech Operations, Inc. shortly before the completion of the Business Combination.
On August 29, 2019, immediately following the completion of the Business Combination, the Company changed its name from Constellation Alpha Capital Corp. to DermTech, Inc., and then effected a one-for-two
reverse stock split of its common stock (Reverse Stock Split). The par value and the authorized number of shares of the common stock were not affected by the reverse stock split. The reverse stock split resulted in an adjustment to the Series C preferred stock conversion prices to reflect a proportional decrease in the number of shares of common stock to be issued upon conversion. The accompanying financial statements and notes to the financial statements give retroactive effect to the reverse stock split for all periods presented.